Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2022
Entity Registrant Name	BNY Mellon U.S. Mortgage Fund, Inc.
Entity Central Index Key	0000762156
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 24, 2022
Document Effective Date	Sep. 01, 2022
Prospectus Date	Sep. 01, 2022
BNY Mellon U.S. Mortgage Fund, Inc. | Class A
Prospectus:
Trading Symbol	GPGAX
BNY Mellon U.S. Mortgage Fund, Inc. | Class C
Prospectus:
Trading Symbol	GPNCX
BNY Mellon U.S. Mortgage Fund, Inc. | Class Y
Prospectus:
Trading Symbol	GPNYX
BNY Mellon U.S. Mortgage Fund, Inc. | Class I
Prospectus:
Trading Symbol	GPNIX
BNY Mellon U.S. Mortgage Fund, Inc. | Class Z
Prospectus:
Trading Symbol	DRGMX